Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 591,906,020.07
Previously Paid Amount	79,987.60
Total Fee Amount	81,742.22
Total Offset Amount	0.00
Net Fee	$ 1,754.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A